Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares		Jun. 30, 2025	Dec. 31, 2024
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]
Ordinary shares, shares authorized	[1]	324,000,000	324,000,000
Ordinary shares, shares issued	[1]	18,000,000	18,000,000
Ordinary shares, shares outstanding	[1]	18,000,000	18,000,000
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]
Ordinary shares, shares authorized	[1]	36,000,000	36,000,000
Ordinary shares, shares issued	[1]	4,500,000	4,500,000
Ordinary shares, shares outstanding	[1]	4,500,000	4,500,000

[1]	Retrospectively restated for effect of share recapitalization (Note 1)